Revenue (Tables)	6 Months Ended
Dec. 31, 2023
Revenue
Summary of reconciliation of the disaggregated revenue

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Major products/service lines
— Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	323,775	555,226	990,048	1,004,114
— Product sales to franchisees	5,506,365	5,499,267	5,960,518	3,857,191
— Sales to offline distributors	1,509,840	2,072,061	2,612,742	1,660,860
— Online sales	663,197	651,039	706,397	355,380
— Other sales channels	33,499	220,069	87,530	44,149

Sub-total	8,036,676	8,997,662	10,357,235	6,921,694
— License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	72,392	109,166	84,711	37,074
— Sales-based royalties	97,848	97,453	102,089	66,113
— Sales-based management and consultation service fees	488,138	478,775	500,775	323,182

Sub-total	658,378	685,394	687,575	426,369

— Others*	376,605	402,593	428,398	284,404

	9,071,659	10,085,649	11,473,208	7,632,467
Timing of revenue recognition
— Point in time	8,413,281	9,321,490	10,619,987	7,195,509
— Over time	658,378	764,159	853,221	436,958

Revenue from contracts with customers	9,071,659	10,085,649	11,473,208	7,632,467

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors and membership fee income.

Summary of revenue from individual customer contributing over 10% of total revenue

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Customer A	941,541	N/A*	N/A*	N/A*

Note:

*	Less than 10% of the Group’s revenue in the respective reporting period.

Summary of receivables, contract liabilities from contracts with customers

				As at
		As at June 30,		December 31,
		2022	2023	2023
	Note	RMB’000	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	19
— Current portion		290,681	305,963	426,937
— Non-current portion		—	—	17,612

Total receivables, which are included in ‘trade and other receivables’		290,681	305,963	444,549

Contract liabilities
— Current portion		(361,522)	(292,887)	(324,028)
— Non-current portion		(51,658)	(46,754)	(40,954)

Total contract liabilities		(413,180)	(339,641)	(364,982)

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
— Advance payments received from customers for purchase of goods	219,192	231,636	267,063
— Deferred revenue related to license fees	88,536	89,498	82,914
— Deferred revenue related to membership fees	96,025	5,215	210
— Deferred revenue related to loyalty points	9,427	13,292	14,795

	413,180	339,641	364,982

Summary of movements in contract liabilities

Contract
liabilities
RMB’000
Balance at July 1, 2021	326,866

Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(266,919)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	219,192
Increase in contract liabilities as a result of receiving payment of license fees	28,589
Increase in contract liabilities as a result of receiving payment of membership fees	96,025
Increase in contract liabilities as a result of loyalty points	9,427

Balance at June 30, 2022	413,180
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(361,522)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	231,636
Increase in contract liabilities as a result of receiving payment of license fees	37,840
Increase in contract liabilities as a result of receiving payment of membership fees	5,215
Increase in contract liabilities as a result of loyalty points	13,292

Balance at June 30, 2023	339,641
Decrease in contract liabilities as a result of recognizing revenue during the period that was included in the contract liabilities at the beginning of the period	(292,887)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	267,063
Increase in contract liabilities as a result of receiving payment of license fees	36,370
Increase in contract liabilities as a result of loyalty points	14,795

Balance at December 31, 2023	364,982